Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (16,746)	$ (17,242)	$ (15,397)
Shares issued in lieu of directors fees, bonus and expenses	1,613	525
Shares issued in lieu of consultancy fees	1,788
Share based payment – restricted stock	910
Share based payment – options	1,656	1,773	1,811
Options forfeited during the year	(227)	(39)	(3,221)
Fair value loss on investment, net	1,760	402	869
(Gain)/loss on disposal of assets	1		129
Depreciation	12	7	1
(Gain)/ loss on foreign exchange	158	1,519	(3,183)
Depreciation of right-of-use asset	112	89	50
Cash inflow from taxation	8,784		490
Interest on related party loan conversion	(795)	(1,150)
Net (increase) in related party receivables	(1,469)	(1,524)	(1,158)
Net (decrease)/increase in related party payables			(1,355)
Net (increase)/decrease in operating assets/other receivables	78	80	1,002
Net increase/(decrease) in operating liabilities /other liabilities	839	(138)	347
Net cash used in operating activities	(1,526)	(15,698)	(19,615)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Fixed Assets	(19)
Investment in Related Party		(1,000)	(2,676)
Purchase of Treasury Shares	(52)	(253)	(1,320)
Net cash used in Investing activities	(71)	(1,253)	(3,996)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares – ATM, net	124	24
Proceeds from issuance of ordinary shares – Fundraise, net	4,447
Proceeds from the issuance of warrants		135
Repayment of leasing liabilities	(141)	(119)	(55)
Proceeds of Exercise of options	75
Net cash (used in)/provided by financing activities	4,505	40	(55)
Net decrease in cash and cash equivalents	2,908	(16,911)	(23,666)
Cash and cash equivalent, beginning of year	1,183	18,122	42,186
Exchange difference on cash and cash equivalents	(367)	(28)	(398)
Cash and cash equivalent, end of year	$ 3,724	$ 1,183	$ 18,122